Common, subordinated and preferred units	6 Months Ended
Jun. 30, 2021
Common, subordinated and preferred units
Common, subordinated and preferred units

17. Common and preferred units

The following table shows the movements in the number of common units and preferred units from December 31, 2019 until June 30, 2021:

		Common	8.75% Series A
	Common	Units	Preferred
(in units)	Units Public	Höegh LNG	Units
December 31, 2019	18,028,786	15,257,498	6,625,590
September 4, 2020; Awards to non-employee directors as compensation for directors' fees	3,882	—	—
September 15, 2020; Awards to non-employee directors as compensation for directors' fees	7,764	—	—
October 23, 2020; Awards to non-employee directors as compensation for directors' fees	3,882	—	—
Phantom units issued to CEO/CFO during 2020	6,627	—	—
ATM program (from January 1, 2020 to December 31, 2020)	—	—	126,743
December 31, 2020	18,050,941	15,257,498	6,752,333
ATM program (from January 1, 2021 to June 30, 2021)	52,603	—	336,992
June 21, 2021; Awards to non-employee directors as compensation for directors' fees	7,176	—	—
June 30, 2021	18,110,720	15,257,498	7,089,325

Refer to note 18 for information on distributions to common unitholders.

The Series A preferred units represent perpetual equity interests in the Partnership and, unlike the Partnership’s debt, do not give rise to a claim for payment of a principal amount at a particular date. The Series A preferred units rank senior to the Partnership’s common units as to the payment of distributions and amounts payable upon liquidation, dissolution or winding up but junior to all the Partnership’s debt and other liabilities. The Series A preferred units have a liquidation preference of $25.00 per unit. At any time on or after October 5, 2022, the Partnership may redeem, in whole or in part, the Series A preferred units at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption. The distribution rate on the Series A preferred units is 8.75% per annum of the $25.00 per unit value (equivalent to $2.1875 per annum per unit). The distributions are cumulative and recorded when declared. However, since the Series A preferred units rank senior to the Partnership’s common units, the portion of net income, equivalent to the Series A preferred units’ paid and undeclared distributions for that period, is reflected as Preferred unitholders’ interest in net income on the consolidated statement of income. Distributions are payable quarterly, when, and if declared by the Partnership’s board of directors out of legally available funds for such purpose. Holders of the Series A preferred units generally have no voting rights. However, if and whenever distributions payable on the Series A preferred units are in arrears for six or more quarterly periods, whether or not consecutive, holders of Series A preferred units will be entitled to replace one of the members of the Partnership's board of directors appointed by the general partner with a person nominated by such holders.